Condensed Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 201,559	$ 3,279,258
Prepaid expenses	23,700
Prepaid insurance	54,269
Total current assets	279,528	3,279,258
Deferred offering costs		383,694
Cash held in Trust Account	177,073,722
Total Assets	177,353,250	3,662,952
Current liabilities
Accrued offering costs	85,000	282,042
Accounts Payable and accrued expenses	1,675,910	43,299
Total current liabilities	1,760,910	3,724,329
Deferred underwriting fee	6,876,000
Total Liabilities	8,636,910	3,724,329
Commitments and Contingencies (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,500,000 shares authorized; none issued or outstanding
Additional paid-in capital		24,425
Accumulated deficit	(8,357,957)	(86,377)
Total Shareholders’ Deficit	(8,357,382)	(61,377)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	177,353,250	3,662,952
Related party
Current liabilities
Advances from related party		3,275,000
Promissory note - related party		123,988
Class A ordinary Shares
Shareholders' Deficit
Ordinary shares
Class B ordinary Shares
Shareholders' Deficit
Ordinary shares	575	575
Class A ordinary Shares Subject to Possible Redemption
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 17,250,000 and 0 shares at redemption value of $10.17 and $0 per share as of June 30, 2026 and December 31, 2025, respectively	$ 177,073,722